S000031692 Member

PRUDENTIAL INVESTMENT PORTFOLIOS, INC. 14
Prudential Floating Rate Income Fund

Supplement dated June 9, 2011

to the
Prospectus and Statement of Additional Information dated March 30, 2011

PROSPECTUS

1.

Under the caption "SUMMARY SECTION - INVESTMENTS, RISKS AND PERFORMANCE - Principal Investment Strategies, " the second and third sentences of the fourth paragraph are deleted and replaced with the following:

The Fund may invest up to 25% of its total assets in senior loans made to foreign-domiciled borrowers and other foreign securities, including securities of issuers located in emerging market countries, which may be denominated in U.S. dollars or non-U.S. currencies.